Share and Other Capital - Disclosure of Change in Stock Options Issued (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2019 Employee $ / shares	Sep. 30, 2019 Employee $ / shares	Dec. 31, 2018 Employee $ / shares	Dec. 31, 2018 Employee $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised, Number (in shares)	(37,100)	(37,100)
Employee Stock Option USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the year, Number (in shares)	888,816	888,816	712,415	712,415
Granted, Number (in shares)	175,000	175,000	426,000	426,000
Exercised, Number (in shares)	(163,850)	(163,850)
Forfeited, Number (in shares)	(6,000)	(6,000)	(249,599)	(249,599)
Balance - End of period, Number (in shares)	893,966	893,966	888,816	888,816
Balance - Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 3.66		$ 4.66
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	3.01		1.74
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	2.42
Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	13.63		3.23
Balance - End of period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 3.69		$ 3.66
Employee Stock Option CAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the year, Number (in shares)	869	869	1,503	1,503
Forfeited, Number (in shares)			(104)	(104)
Expired, Number (in shares)			(530)	(530)
Balance - End of period, Number (in shares)	869	869	869	869
Balance - Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 743.56		$ 605.84
Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares				668.65
Expired, Weighted average exercise price (in US and CAN dollars per share) | $ / shares				367.70
Balance - End of period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 743.56		$ 743.56